SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 183,535	$ 40,257	$ 34,837
Valuation allowance	(183,535)	(40,257)	(34,837)
Deferred tax assets